Convertible Notes	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes
Note 14. Convertible Notes
On November 15, 2021, we entered a convertible note purchase agreement providing for the purchase and sale of up to $25.0 million of unsecured convertible promissory term notes (the “Convertible Notes”). As of November 15, 2021, we issued Convertible Notes for an aggregate principal amount of $10.0 million to certain of our stockholders affiliated with the Sponsor and FSDC II. The Convertible Notes accrued interest at the annual rate of 4% per annum and had a stated maturity date of October 31, 2022. The Convertible Notes were due and payable at the earlier of the closing under the Merger Agreement, the closing of a “corporate transaction” and at any time on or after the maturity date at our election or upon demand of a purchaser. We used proceeds from the closing of the Business Combination to repay outstanding principal amounts and accrued and unpaid interest under the outstanding Convertible Notes as of the closing. The Convertible Notes were repaid in full at the closing of the Business Combination on December 23, 2021.